Segment Information (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue	$ 190,524	$ 223,676	$ 227,356
Asia
Revenue	112,019	133,542	125,572
Europe
Revenue	54,006	70,121	64,858
North America
Revenue	13,364	10,557	19,943
Australia
Revenue	$ 11,135	$ 9,456	$ 16,983